Summary of Significant Accounting Policies (Details Textual)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 13, 2010 shares
Summary Of Significant Accounting Policies Details
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			100.00%
Number Of Shares Exchanged For Each Share Of Acquired Entity (in shares) | shares			6.67
Research and Development Expense, Total	$ 92,992	$ 330,554
Inventory, Raw Materials, Gross	$ 187,241	$ 20,129
Finite-Lived Intangible Assets, Useful Life, Maximum	17